Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property plant and equipment
	Land	Data miners	Equipment and other	Leasehold improvement	Powerplant in progress	Powerplant in use	Total
Cost
December 31, 2019	$-	$-	$-	$-	$-	$-	$-
Additions		3,558,280	2,760,000	1,040,000			7,358,280
Acquired from RTO	-	2,244,509	-	-	-	-	-
December 31, 2020	$-	$5,802,789	$2,760,000	$1,040,000	$-	$-	$9,602,789
Additions	-	26,845,831 (1)	603,324	-	7,148,920	-	34,598,075
Disposal	-	(990,517)	-	-	-	-	(990,517)
December 31, 2021	-	31,658,103	3,363,324	1,040,000	7,148,920	-	43,210,347
Additions	1,007,010	-	7,669,386	39,542	7,037,100	-	15,753,038
Disposal	-	(1,253,992)	-	-	-	-	(1,253,992)
Transfer asset in use	-	-	(439,381)	-	(3,218,685)	3,658,066	-
December 31, 2022	$1,007,010	$30,404,111	$10,593,329	$1,079,542	$10,967,335	$3,658,066	$57,709,393
Accumulated depreciation
December 31, 2020	$-	$2,538,211	$479,888	$87,056	$-	$-	$3,105,155
Depreciation	-	2,272,602	577,000	104,000	-	-	2,953,602
Disposal	-	(990,517)	-	-	-	-	(990,517)
December 31, 2021	-	3,820,296	1,056,888	191,056	-	-	5,068,240
Depreciation	-	8,815,246	591,329	105,208	-	1,016,129	10,527,912
Impairment	-	1,556,000	-	-	-	-	1,556,000
Disposal	-	(1,253,992)	-	-	-	-	(1,253,992)
December 31, 2022	$-	$12,937,550	$1,648,217	$296,264	$-	$1,016,129	$15,898,160
Net carrying value
As at December 31, 2021	$-	$27,837,807	$2,306,436	$848,944	$7,148,920	$-	$38,142,107
As at December 31, 2022	$1,007,010	$17,466,561	$8,945,112	$783,278	$10,967,335	$2,641,937	$41,811,233
(1)	Included in this total are 10,000 high performance Bitcoin miners sourced from Northern Data AG per a definitive purchase agreement entered into on May 12, 2021.